Risk Management (Details 1) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Gross value
Financial assets
Cash and balances with banks (Note 20)	R$ 107,209,743
Financial assets at fair value through profit or loss (Note 21)	246,161,150
Financial assets at fair value through other comprehensive income (Note 24)	178,050,536
Loans and advances to banks (Note 26)	105,250,928
Loans and advances to customers (Note 27)	411,492,655
Securities at amortized cost (Note 28)	143,626,776
Other financial assets (Note 35)	43,893,309
Provision for Expected Loss
Items not recorded in the balance sheet (Note 46)	301,345,624
Total risk exposure	1,537,030,721
Expected loss
Financial assets
Financial assets at fair value through other comprehensive income (Note 24)	(337,506)
Loans and advances to banks (Note 26)	(1,978)
Loans and advances to customers (Note 27)	(31,105,579)
Securities at amortized cost (Note 28)	(3,022,038)
Provision for Expected Loss
Loan Commitments (Note 27)	(2,551,676)
Financial guarantees (Note 27)	(719,216)
Total risk exposure	(37,737,993)
Book value
Financial assets
Cash and balances with banks (Note 20)	107,209,743
Financial assets at fair value through profit or loss (Note 21)	246,161,150
Financial assets at fair value through other comprehensive income (Note 24)	178,050,536
Loans and advances to banks (Note 26)	105,248,950
Loans and advances to customers (Note 27)	380,387,076
Securities at amortized cost (Note 28)	140,604,738
Other financial assets (Note 35)	43,893,309
Provision for Expected Loss
Loan Commitments (Note 27)	(2,551,676)
Financial guarantees (Note 27)	(719,216)
Items not recorded in the balance sheet (Note 46)	301,345,625
Total risk exposure	R$ 1,499,630,235